LOANID	SRVLOANID	SBO Loan_Number	Short Status	Add'l Comments	Supporting Documentation
XXX No Issues
XXX No Issues
XXX No Issues
XXX Taxes
XXX No Issues
XXX No Issues
XXX Ownership No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
Pending - TPOL Saved
XXX No Issues
XXX No Issues
XXX No Issues
XXX Ownership No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
Pending - TPOL Saved
XXX No Issues
XXX No Issues
XXX No Issues
Pending - TPOL Saved
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
			XXX Cleared Lien Issues		Yes
XXX No Issues
XXX Ownership No Issues
XXX Ownership No Issues
XXX No Issues
XXX No Issues
XXX No Issues
			XXX Cleared Lien Issues		Yes
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
			XXX Cleared Lien Issues		Yes
XXX No Issues
XXX No Issues
XXX No Issues
XXX Ownership No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX Ownership No Issues
XXX No Issues
XXX No Issues
			XXX Cleared Lien Issues		Yes
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX Ownership No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX Taxes
XXX No Issues
XXX No Issues
XXX No Issues
XXX Taxes
			XXX Cleared Lien Issues		Yes
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX Ownership No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX Ownership No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX Ownership No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
			XXX Cleared Lien Issues		Yes
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX Ownership No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX Ownership No Issues
XXX No Issues
XXX No Issues
XXX Taxes
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
			XXX Cleared Lien Issues | Taxes		Yes
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX Ownership No Issues
XXX No Issues
XXX No Issues
XXX No Issues
			XXX Cleared Lien | Taxes		Yes
XXX No Issues
XXX Ownership No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
			XXX Cleared Lien		Yes
XXX No Issues
			XXX Cleared Lien		Yes
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX Taxes
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX Taxes
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX Ownership No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
			XXX Cleared Taxes		Yes
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX CEMA & Ownership No Issues
XXX No Issues
XXX No Issues
XXX Ownership No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX Ownership No Issues
XXX No Issues
			XXX Cleared Lien Issues		Yes
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX Ownership No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX Ownership No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX Ownership No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX HOA Lien No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
			XXX Cleared Taxes		Yes
XXX No Issues
XXX No Issues
XXX No Issues
XXX Cleared Lien Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX Ownership No Issues
XXX No Issues
XXX No Issues
XXX Taxes
XXX No Issues
XXX No Issues
			XXX Ownership No Issues | Cleared Lien Issues		Yes
XXX Ownership No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX Ownership No Issues
XXX Ownership No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
XXX No Issues
			XXX Cleared Lien Issues	Saved Title Commitment and Credit Report	Yes
XXX No Issues
XXX No Issues
XXX Ownership No Issues
XXX No Issues
XXX No Issues
XXX No Issues